UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238

Morgan Stanley India Investment Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Auto Components (4.0%)
Motherson Sumi Systems Ltd.	2,628,678	$16,840

Automobiles (1.8%)
Tata Motors Ltd., Class A	1,376,817	7,693

Banks (20.8%)
Axis Bank Ltd.	2,191,000	13,431
HDFC Bank Ltd.	1,422,489	21,255
ICICI Bank Ltd.	830,471	19,277
IndusInd Bank Ltd.	1,762,791	18,007
ING Vysya Bank Ltd.	481,960	4,645
State Bank of India	271,719	10,760
		87,375
Chemicals (1.7%)
Asian Paints Ltd.	683,723	6,970

Construction & Engineering (5.3%)
Gammon India Ltd. (a)	2,545,382	1,482
Larsen & Toubro Ltd.	880,315	20,785
		22,267
Construction Materials (6.4%)
Shree Cement Ltd.	103,474	14,073
The Ramco Cements Ltd.	1,100,579	5,739
Ultratech Cement Ltd.	161,490	6,881
		26,693
Consumer Finance (4.3%)
Cholamandalam Investment and Finance Co., Ltd.	380,301	3,054
Mahindra & Mahindra Financial Services Ltd.	784,635	3,476
Muthoot Finance Ltd.	1,923,558	6,366
SKS Microfinance Ltd. (a)	1,063,682	5,170
		18,066
Food Products (0.7%)
McLeod Russel India Ltd.	577,397	2,718

Household Products (1.7%)
Jyothy Laboratories Ltd.	1,846,184	7,170

Independent Power Producers & Energy Traders (0.3%)
Jaiprakash Power Ventures Ltd. (a)	5,132,136	1,035

Information Technology Services (13.9%)
Cognizant Technology Solutions Corp., Class A (a)	277,689	12,432
HCL Technologies Ltd.	516,456	14,339
Infosys Ltd.	233,681	14,181
Infosys Technologies Ltd. (a)(b)(c)	6,400	194
Tata Consultancy Services Ltd.	386,359	17,120
		58,266

Internet Software & Services (0.8%)
Just Dial Ltd.	128,416	3,391

Machinery (7.8%)
Cummins India Ltd.	445,000	4,835
Eicher Motors Ltd.	144,759	28,061
		32,896
Media (2.3%)
Sun TV Network Ltd.	587,829	3,218
Zee Entertainment Enterprises Ltd.	1,240,633	6,311
		9,529
Metals & Mining (0.7%)
Hindustan Zinc Ltd.	1,200,989	3,130

Oil, Gas & Consumable Fuels (7.2%)
Bharat Petroleum Corp. Ltd.	1,332,599	14,142
Reliance Industries Ltd.	1,050,227	16,081
		30,223
Pharmaceuticals (6.3%)
Glenmark Pharmaceuticals Ltd.	688,835	8,051
Lupin Ltd.	489,770	11,630
Sun Pharmaceutical Industries Ltd.	485,871	6,744
		26,425
Real Estate Management & Development (2.4%)
Oberoi Realty Ltd.	1,442,457	5,091
Prestige Estates Projects Ltd.	1,412,631	5,030
		10,121
Road & Rail (1.6%)
Container Corp. Of India Ltd.	308,916	6,795

Software (1.0%)
KPIT Technologies Ltd.	1,636,801	4,231

Textiles, Apparel & Luxury Goods (2.0%)
Bata India Ltd.	389,780	8,360

Tobacco (2.3%)
ITC Ltd.	1,628,665	9,762

Water Utilities (1.3%)
VA Tech Wabag Ltd.	205,936	5,628

Wireless Telecommunication Services (1.0%)
Reliance Communications Ltd.	2,500,000	3,991
Total Common Stocks (Cost $265,556)		409,575

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $4,115)	4,115,352	4,115

Total Investments (98.6%) (Cost $269,671) +	413,690
Other Assets in Excess of Liabilities (1.4%)	5,968
Net Assets (100.0%)	$419,658

(a)                                 Non-income producing security.

(b)                                 Security has been deemed illiquid at September 30, 2014.

(c)                                  At September 30, 2014, the Fund held a fair valued security valued at approximately $194,000, representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+                                         At September 30, 2014, the U.S. Federal income tax cost basis of investments was approximately $269,671,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $144,019,000 of which approximately $161,739,000 related to appreciated securities and approximately $17,720,000 related to depreciated securities.

Morgan Stanley India Investment Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2014 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$16,840	$—	$—	$16,840
Automobiles	7,693	—	—	7,693
Banks	30,037	57,338	—	87,375
Chemicals	6,970	—	—	6,970
Construction & Engineering	22,267	—	—	22,267
Construction Materials	26,693	—	—	26,693
Consumer Finance	18,066	—	—	18,066
Food Products	2,718	—	—	2,718
Household Products	7,170	—	—	7,170
Independent Power Producers & Energy Traders	1,035	—	—	1,035
Information Technology Services	58,072	—	194	58,266
Internet Software & Services	3,391	—	—	3,391
Machinery	32,896	—	—	32,896
Media	9,529	—	—	9,529
Metals & Mining	3,130	—	—	3,130
Oil, Gas & Consumable Fuels	30,223	—	—	30,223
Pharmaceuticals	14,795	11,630	—	26,425
Real Estate Management & Development	10,121	—	—	10,121
Road & Rail	—	6,795	—	6,795
Software	4,231	—	—	4,231
Textiles, Apparel & Luxury Goods	8,360	—	—	8,360
Tobacco	9,762	—	—	9,762
Water Utilities	5,628	—	—	5,628
Wireless Telecommunication Services	3,991	—	—	3,991
Total Common Stocks	333,618	75,763	194	409,575
Short-Term Investment
Investment Company	4,115	—	—	4,115
Total Assets	$337,733	$75,763	$194	$413,690

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, securities with a total value of approximately $18,007,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 30, 2013 were valued using other significant observable inputs at September 30, 2014.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$180
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate action	—
Change in unrealized appreciation/depreciation	14
Realized gains (losses)	—
Ending Balance	$194

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2014	$14

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

						Impact to
	Fair Value at	Valuation	Unobservable		Weighted	Valuation from an
India Investment Fund, Inc.	September 30, 2014 (000)	Technique	Input	Range	Average	Increase in Input
Information Technology Services
Common Stock	$194	Market Transaction	Discount for Lack of Marketability	—	50.0%	Decrease

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley India Investment Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014